Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Jan. 31, 2015
Commitments And Contingencies Disclosure
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites, data centers and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due
Operating Leases - Future Minimum Rental Payments 2015	$ 155,476	[1]
Operating Leases - Future Minimum Rental Payments 2016	139,346	[1]
Operating Leases - Future Minimum Rental Payments 2017	119,384	[1]
Operating Leases - Future Minimum Rental Payments 2018	102,014	[1]
Operating Leases - Future Minimum Rental Payments 2019	86,580	[1]
Operating Leases - Future Minimum Rental Payments After 2019	798,530	[1]
Operating Leases - Future Minimum Rental Payments Total	1,401,330	[1]
Operating Leases Future Minimum Payments Receivable
Operating Leases - Future Minimum Rental Receipts 2015	54,463
Operating Leases - Future Minimum Rental Receipts 2016	43,918
Operating Leases - Future Minimum Rental Receipts 2017	34,619
Operating Leases - Future Minimum Rental Receipts 2018	24,095
Operating Leases - Future Minimum Rental Receipts 2019	12,038
Operating Leases - Future Minimum Rental Receipts After 2019	8,558
Operating Leases - Future Minimum Rental Receipts Total	177,691
Subsequent event | Tower sale - second closing
Operating Leases Future Minimum Payments Due
Operating Leases - Future Minimum Rental Payments Total			$ 88,400

[1]	*Includes $88.4 million of future lease payments associated with leases transferred in January 2015 per the second closing of the tower sale. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.